ACCOUNTING POLICIES - Consolidation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Oct. 19, 2016
Rustenburg Mine Employees Trust | Newshelf 1335 Proprietary Limited
Accounting policies
Percentage of stake held	30.40%
Rustenburg Mine Community Development Trust | Newshelf 1335 Proprietary Limited
Accounting policies
Percentage of stake held	24.80%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary | Newshelf 1335 Proprietary Limited
Accounting policies
Percentage of voting equity interests acquired			26.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary | Bakgatla Ba Kgafela Investment Holdings
Accounting policies
Percentage of stake held	24.80%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary | Siyanda Resources Proprietary Limited
Accounting policies
Percentage of stake held	20.00%
Akanani [Member]
Accounting policies
Proportion of ownership interest in subsidiary	6.87%
Akanani [Member] | LSA UK Limited [Member]
Accounting policies
Percentage of stake held	6.13%
Akanani [Member] | Phembani Group [Member]
Accounting policies
Percentage of stake held	13.01%
LSA UK Limited [Member]
Accounting policies
Proportion of ownership interest in subsidiary	4.75%
LSA UK Limited [Member] | Lonplats Siyakhula Employee Profit Share Trust [Member]
Accounting policies
Percentage of stake held	3.80%
LSA UK Limited [Member] | Phembani Group [Member]
Accounting policies
Percentage of stake held	9.01%
LSA UK Limited [Member] | Marikana Community Trust [Member]
Accounting policies
Percentage of stake held	0.90%
LSA UK Limited [Member] | Bapo Ba Mogale Community Trust [Member]
Accounting policies
Percentage of stake held	0.90%
LSA UK Limited [Member] | Incwala Platinum Pty Ltd Subsidiaries [Member]
Accounting policies
Percentage of stake held	4.24%
DRDGOLD Limited
Accounting policies
Percentage of stake held	61.95%	61.95%
Potential ownership, as a percent	50.10%
Shares option, price discount, as a percent	10.00%